May 5, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention:	John Dana Brown Sonia Bednarowski
Beverly Singleton Lyn Shenk

Re:	Planet Fitness, Inc.
Draft Registration Statement on Form S-1, confidentially submitted March 25, 2015
CIK No. 0001637207

Ladies and Gentlemen:

On behalf of Planet Fitness, Inc. (the “Company”), we submit via EDGAR for review by the Securities and Exchange Commission (the “SEC”) the accompanying Amendment No. 1 (including certain exhibits) to the Company’s above-referenced Draft Registration Statement on Form S-1 (the “Registration Statement”). The Company confirms that as of the date of this letter it continues to be an “emerging growth company,” as defined in Section 2(a)(19) of the Securities Act of 1933, as amended (the “Securities Act”).

Amendment No. 1 to the Registration Statement reflects the Company’s responses to the comments received from the staff of the SEC (the “Staff”) contained in the Staff’s letter dated April 21, 2015 (the “Comment Letter”) and certain other updated information. For your convenience, the Company is supplementally providing to the Staff a typeset copy of Amendment No. 1 marked to indicate the changes from the Registration Statement that was confidentially submitted on March 25, 2015.

The Staff’s comments as reflected in the Comment Letter are reproduced in italics in this letter, and the corresponding responses of the Company are shown below each comment. All references to page numbers in the Company’s responses are to the page numbers in Amendment No. 1 to the Registration Statement.

Securities and Exchange Commission	-2-	May 5, 2015

General

1.	Prior to printing and distribution of the preliminary prospectus, please provide us with mock-ups of any pages that include pictures or graphics to be presented. Accompanying captions, if any, should also be provided. We may have comments after reviewing the materials.

Response to Comment 1:

The Company acknowledges the Staff’s comment and confirms that, prior to printing and distribution of the preliminary prospectus, the Company will provide the Staff with mock-ups of any pages that include pictures or graphics to be presented, including any accompanying captions.

2.	Please provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Response to Comment 2:

The Company acknowledges the Staff’s comment and advises the Staff that no written communications have been presented to potential investors to date in reliance on Section 5(d) of the Securities Act by the Company or on its behalf. The Company will provide the Staff with such written communications if any are presented to potential investors following the date of this letter.

3.	Please provide us your analysis as to whether the securities being offered for resale have already been sold to the selling stockholders. Please refer to Securities Act Sections Compliance & Disclosure Interpretation 134.01 for guidance.

Response to Comment 3:

The Company informs the Staff that, prior to the actual public filing of the Registration Statement, the Direct TSG Investors will be irrevocably bound, subject to pricing of this offering (but not contingent on any particular price), to consummate the merger transaction pursuant to which they will receive shares of Class A common stock. Therefore, the Company respectfully submits that the securities being offered for resale will have already been sold to the selling stockholders at the time of filing the Registration Statement as contemplated by Securities Act Sections Compliance & Disclosure Interpretation 134.01.

Securities and Exchange Commission	-3-	May 5, 2015

Industry and market data, page ii

4.	If you commissioned any research or reports for use in connection with the registration statement, please file a consent pursuant to Rule 436 of the Securities Act as an exhibit to your registration statement. For example, we note on page ii that in some cases you rely on and refer to third party data and on page 3 that you disclose a the third-party consumer study that you commissioned in the fall of 2014.

Response to Comment 4:

The Company advises the Staff that the Company did not commission any research or reports for use in connection with the registration statement.

Prospectus summary, page 1

Our Company, page 1

Fitness for everyone, page 1

5.	We note your disclosure on page 1 that you are “one of the largest and fastest-growing franchisors and operators of fitness centers in the United States, with a highly recognized national brand.” Please disclose here how you are measuring your size relative to other fitness centers, for example, by number of members.

Response to Comment 5:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 1, 71 and 102 to disclose that the Company is one of the largest and fastest-growing franchisors and operators of fitness centers in the United States based on number of members and locations.

6.	We note your disclosure here and elsewhere in your filing of system-wide sales. Since the franchisees’ sales are not your revenues and you did not generate them, please also provide a discussion of your revenues recognized in accordance with GAAP. Your discussion should be balanced by providing details of what proportions represent your revenues versus franchisees’ revenues, respectively, along with the impact on your royalty revenues generated. Please revise to clarify your disclosures here and elsewhere, as applicable, throughout the filing accordingly.

Response to Comment 6:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 1, 71 and 102 to more prominently disclose the Company’s revenue recognized in accordance with GAAP and to include details regarding the proportions of its system-wide sales that are generated from corporate-owned stores versus franchisee-owned stores, along with a statement regarding the impact on royalty revenues generated.

Securities and Exchange Commission	-4-	May 5, 2015

7.	Refer to the third paragraph where you disclose four-wall EBITDA margins. Please also disclose the most comparable GAAP profitability measure, as well as providing a cross-reference to the computation of the non-GAAP measure of four-wall EBITDA margin and EBITDA margin. Please revise throughout the filing where these measures are disclosed.

Response to Comment 7:

The Company respectfully submits that four-wall EBITDA margin is not a non-GAAP financial measure for purposes of Item 10(e) of Regulation S-K because four-wall EBITDA margin is not derived from or based on a directly comparable measure in the Company’s consolidated financial statements. Rather, four-wall EBITDA margin is an operating measure used by management, the investor community and analysts who follow the Company’s industry to measure store-level performance. Management also views four-wall EBITDA margin as a useful assessment of the attractiveness of its franchising opportunity. Because four-wall EBITDA margin is an operating measure, the Company believes that, consistent with the SEC’s position in the release adopting Item 10(e) of Regulation S-K and Regulation G (Release No. 33-8176) that non-GAAP financial measures do not include operating and other statistical measures, four-wall EBITDA margin is not a “non-GAAP financial measure” for purposes of Item 10(e) of Regulation S-K.

8.	Refer to the charts for total stores, total membership, and system-wide same store sales growth. Please include clarifying language that such charts are inclusive of both corporate-owned and franchised owned stores, and provide charts for your corporate-owned store data of total stores, total membership and corporate-owned same store sales, similar to the charts for total revenue and adjusted EBITDA. Please also include a chart for the most-directly comparable GAAP profitability measure, which we assume is net income. Please revise throughout the filing where such data and charts are presented.

Response to Comment 8:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 2 and 103 to include clarifying language that the total stores, total membership and system-wide same store sales growth charts refer to both corporate-owned and franchisee-owned stores. The Company has also revised the Registration Statement on pages 2 and 103 to provide a chart for Company net income. Regarding the charts requested by the Staff relating to corporate-owned store data, the Company advises the Staff that of its 976 stores system-wide as of March 31, 2015, only 57 (5.8%) were corporate-owned while 919 (94.2%) were franchisee-owned. Because of the relatively small percentage of corporate-owned stores, and given that the Company is predominately focused on growing its store base by executing on its franchising strategy, the Company respectfully submits that presenting the requested charts regarding corporate-owned data is not necessary or material to an understanding of the growth of the Company’s business.

Securities and Exchange Commission	-5-	May 5, 2015

Our growth strategies, page 5

Increase brand awareness to drive growth, page 6

9.	Please disclose the amount your franchisees spent on local marketing in your most recently completed fiscal year. We note your disclosure on page 4 that you and your franchisees spent over $150,000,000 on marketing since 2011, including both your National Advertising Fund and franchisee local marketing, and your disclosure here that you spent $21 million from your National Advertising Fund in 2014.

Response to Comment 9:

The Company respectfully submits that, because the Company does not track the exact amount of its franchisees’ marketing expenditures, the Company is unable to provide a reliable measure of actual marketing expenditures of its franchisees for any given fiscal period. Rather, the Company has disclosed that franchisees are required to spend 5 to 7% (depending on the franchisee’s particular Area Development Agreement) of their monthly membership dues on local advertising, which provides investors with the material information necessary to understand the extent of franchisee marketing expenditures. The Company notes that it believes its assertion that the Company and its franchisees have spent over an estimated $150,000,000 on marketing since 2011 is a conservative estimate of expenditures that the Company has derived based on its own expenditures, contractual requirements applicable to franchisees and the Company’s review of and participation in franchisee marketing campaigns.

Grow sales from fitness equipment and related services, page 6

10.	Please disclose the membership renewal or retention rates at your company stores and your franchisees. We note the statement that you believe that regularly refreshing equipment enhances renewal rates from existing members. We also note the statement on page 91 that raving members are the pillars of your success.

Response to Comment 10:

The Company advises the Staff that, unlike the Company’s understanding of how other gyms are managed, membership renewal and retention rates are not viewed as relevant measures by the Company’s management team in assessing the performance of the Company’s business. As disclosed under the heading “Membership” in the “Business” section, the Company seeks to make it simple for members to join, whether online or in-store, and, while some memberships require a cancellation fee, the Company offers, and requires its franchisees to offer, a non-committal membership option. This approach to memberships is part of the Company’s commitment to appeal to new and occasional gym users. The Company’s management instead refers to metrics such as same store sales, net new membership growth per store and the other measures described under the heading “How we assess the performance of our business” in the “Management’s discussion and

Securities and Exchange Commission	-6-	May 5, 2015

analysis of financial condition and results of operations” section in managing the Company’s business and assessing its performance. Therefore, the Company respectfully submits that membership renewal and retention rates are not material to an understanding of the Company’s business. In response to the Staff’s comment, the Company has revised the Registration Statement on pages 6, 97 and 107 to remove the references to renewal rates and raving members.

Our Structure, page 7

11.	Refer to the carryover paragraph at the top of page 8 and Class B common stock to be issued to the Continuing LLC Owners. Please expand to explain what is meant by no economic rights. That is, disclose if this means such holders have no right to receive any distributions or dividends, whether cash or stock, in connection with their Class B common stock.

Response to Comment 11:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 8 to disclose that shares of Class B common stock have no rights to dividends or distributions, whether in cash or stock, and to add a cross-reference to the more detailed discussion under the heading “Description of capital stock.”

Our sponsor, page 9

12.	Please include a brief discussion of your agreement with TSG regarding the number of TSG-designated directors you are required to have based upon TSG’s ownership of your shares of Class A Common Stock, the effect of the corporate opportunities section of your certificate of incorporation, and briefly summarize the potential conflicts of interest associated with having controlling shareholders within your corporate structure in this section.

Response to Comment 12:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 10 to include a brief discussion of the referenced matters relating to TSG.

The offering, page 11

13.

Refer to the discussion under Exchange and redemption rights of holders of Holdings Units on page 12. We note that the Continuing LLC Owners may require Pla-Fit Holdings, LLC to redeem or exchange all or a portion of their Holdings Units for newly issued shares of your Class A common stock. Disclose if the redemption or exchange is solely at the option of the Continuing LLC Owners, if the redemption may be in the form of cash or common stock, and who determines the form of consideration. To the extent the form of consideration is not at your discretion, we would expect the pro forma

Securities and Exchange Commission	-7-	May 5, 2015

balance sheet to reflect the redeemable Holding Units or noncontrolling interests, held by the Continuing LLC Owners as mezzanine equity. Please advise and disclose accordingly here and in footnote (3) to the pro forma balance sheet on page 59.

Response to Comment 13:

The Company advises the Staff that, while the decision whether to tender Holdings Units to Pla-Fit Holdings, LLC will be made solely at the discretion of Continuing LLC Owners, the discretion regarding the form of consideration in a redemption or exchange would be exercised by the Company. Therefore, the Company has not reflected redeemable Holdings Units or noncontrolling interests as mezzanine equity in the pro forma balance sheet.

14.	Please explain how the Direct TSG Investors will obtain and dispose of their Holding Units and for what consideration in each case. It appears that currently the Direct TSG Investors hold interests in “a predecessor entity to Planet Fitness, Inc.” and that prior to completion of the offering the Direct TSG Investors will own all shares of your Class A common stock, but on page 13 you refer to the Direct TSG Investors’ purchase of Holdings Units for cash from a prior seller.

Response to Comment 14:

The Company advises the Staff that the Direct TSG Investors currently hold interests in an entity (the “Existing Entity”) that will be merged into Planet Fitness, Inc. in the process of the recapitalization transactions. As part of the 2012 Acquisition, the Existing Entity purchased a portion of the Holding Units acquired in the 2012 Acquisition. As a result, the Direct TSG Investors currently hold the Holdings Units through the Existing Entity. Following the recapitalization transactions, the Direct TSG Investors will hold shares of Class A common stock of Planet Fitness, Inc., and Planet Fitness, Inc. will hold a corresponding number of Holdings Units in Pla-Fit Holdings, LLC, which, for the avoidance of doubt, is in addition to the Holdings Units held by Planet Fitness, Inc. that correspond to the shares of Class A common stock that will be held by investors in this offering. Regarding the tax receivable agreement with the Direct TSG Investors, the Company advises the Staff that the tax attributes that are subject to the agreement resulted from the Existing Entity’s purchase of interests in the 2012 Acquisition. In response to the Staff’s comment, the Company has revised the Registration Statement on pages 13, 34, 50, 59, 67 and 141 to clarify this and remove the reference to a purchase of Holdings Units for cash from a prior seller.

Risk factors, page 19

Risks related to our Class A common stock and this offering, page 37

15.	We note that your organizational structure appears to confer certain tax benefits upon holders of your Holding Units that may not benefit Class A common stockholders to the

Securities and Exchange Commission	-8-	May 5, 2015

same extent or at all. To the extent material, please describe the risk that such an offering structure may impact the future trading market for the Class A common stock.

Response to Comment 15:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 40 to describe the risk that the Company’s organizational structure may impact the future trading market for the Class A common stock.

The recapitalization transactions, page 46

Organizational structure following this offering, page 46

16.	Please clarify how the company will manage the business of Pla-Fit Holdings, LLC following the offering. Please discuss, for example, whether the company will have any executive officers or employees or if all such functions will reside at the Pla-Fit Holdings, LLC or other subsidiary levels. To the extent the holding company will only have a board of directors, please clarify that point.

Response to Comment 16:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 48 to provide the requested additional disclosures regarding how the Company will manage the business of Pla-Fit Holdings, LLC following the offering.

Use of Proceeds, page 50

17.	As it appears you have no specific plans for the proceeds that you will pay to Pla-Fit Holdings, LLC, please discuss here the principal reasons for the offering or quantify the anticipated uses of the proceeds which you or your subsidiaries will retain.

Response to Comment 17:

The Company advises the Staff that, other than proceeds that will be used to purchase Holdings Units from Continuing LLC Owners, the Company does not currently expect to receive proceeds in the offering. Therefore, the principal purpose of the offering is to facilitate the disposition of equity interests in Pla-Fit Holdings, LLC held by Continuing LLC Owners affiliated with TSG and Direct TSG Investors. In the case of the Continuing LLC Owners, rather than exchanging their Holdings Units for shares of Class A common stock and selling such shares directly to investors, the Continuing LLC Owners will sell issued and outstanding Holdings Units to the Company, and the Company will use the proceeds from its issuance of new shares of Class A common stock in this offering to fund its purchase of Holdings Units from Continuing LLC Owners. The Company has revised the Registration Statement to reflect the foregoing and that the Company no longer anticipates using a portion of the proceeds to purchase newly issued Holdings Units from Pla-Fit Holdings, LLC.

Securities and Exchange Commission	-9-	May 5, 2015

18.	Refer to the third paragraph. We note you also intend to use the net proceeds of this offering to purchase issued and outstanding Holdings Units from certain Continuing LLC Owners. Please explain here and expand the disclosure under The Recapitalization Transactions on page 47 to discuss whether the issued and outstanding Holding Units to be sold by certain Continuing LLC Owners to you are currently included within all of the Holding Units held by all Continuing LLC Owners prior to the offering. Disclose whether the certain Continuing LLC Owners are employees and directors or are related to investment funds affiliated with TSG. Expand the disclosure to explain the reason for Planet Fitness acquiring the Holding Units from certain Continuing LLC Owners in this manner, i.e., acquiring them in the form of cash consideration in connection with the offering, rather than Pla-Fit Holdings, LLC, allocating these Holding Units to you in the Reclassification. Please tell us the consideration given to disclosing this transaction as a cash distribution payable to certain equity unit holders in the pro forma financial statements.

Response to Comment 18:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 12, 48 and 51 to clarify that the Continuing LLC Owners from whom issued and outstanding Holdings Units will be purchased consist of investment funds affiliated with TSG. The Company advises the Staff that the Holdings Units to be sold by such Continuing LLC Owners represent Class T units that will be reclassified as Holdings Units, as described under the heading “Reclassification” in the “The recapitalization transactions” section. Therefore, as currently disclosed, these Holdings Units will be issued and outstanding at the time of consummation of the offering (i.e. included within all of the Holdings Units held by all Continuing LLC Owners prior to the offering). The Company also advises the Staff that, as described in response to Comment 17, the principal purpose of the offering is to facilitate the disposition of equity interests in Pla-Fit Holdings, LLC held by Continuing LLC Owners affiliated with TSG and Direct TSG Investors. Because the Continuing LLC Owners will not at the time of this offering have the right to exchange their Holdings Units for shares of Class A common stock, the Company will agree with the selling Continuing LLC Owners to purchase their Holdings Units directly with funds received from the Company’s sale of shares of Class A common stock to investors in this offering. The Company notes that, for investors, this is essentially identical to a secondary offering in which Continuing LLC Owners exchange Holdings Units for shares of Class A common stock and sell such shares of Class A common stock to investors. The Company has revised the Registration Statement on page 49 to clarify that the Company’s purchase of Holdings Units in this offering will facilitate the disposition of equity interests held by Continuing LLC Owners affiliated with TSG. The acquisition of Holdings Units will occur in connection with the offering and not as a result of the recapitalization transactions. Due to the nature of the recapitalization transactions and the offering, the Company does not believe it is necessary to reflect a cash distribution payable in the unaudited pro forma consolidated financial information as the amounts to be received by the Continuing LLC Owners in

Securities and Exchange Commission	-10-	May 5, 2015

exchange for their Holdings Units are directly related to the proceeds received by the Company in connection with the offering.

Dividend Policy, page 51

19.	We note the disclosure in the last paragraph that on March 28, 2014, the board of managers of Pla-Fit Holdings, LLC declared a cash distribution of $173.9 million to holders of Class T Units and Class O Units. As such distribution exceeds the earnings for the fiscal year ended December 31, 2014, we believe that pro forma earnings per share data should be presented for the year December 31, 2014 on the face of the historical statements of operations which gives effect to the number of Class A common shares whose proceeds would be necessary to pay the distribution (but only the aggregate amount that exceeds earnings for the preceding twelve month period). A footnote to the historical financial statements should explain this pro forma presentation, including the number of shares used in the pro forma per share computation. Please refer to SAB Topic 1(B)(3).

Response to Comment 19:

The Company advises the staff that the Company effected an additional cash distribution on March 31, 2015. In response to the Staff’s comment, the Company has revised the Registration Statement on pages F-9 and F-44 to provide the requested disclosure regarding pro forma per share earnings reflecting the impact of both the March 2014 cash distribution and the March 2015 cash distribution for the fiscal year ended December 31, 2014. In addition, the Company has provided similar disclosure for the three months ended March 31, 2015 in its interim condensed consolidated financial statements on pages F-47 and F-61.

Unaudited pro forma consolidated financial information, page 56

20.	We note from the discussion in the fourth paragraph under the heading “Our Structure” on page 7 that Planet Fitness, Inc. will be the sole managing member of Pla-Fit Holdings, LLC and will operate and control all of the business and affairs of Pla-Fit Holdings, LLC and its subsidiaries. Please explain in the notes to the pro forma financial information how the transaction in which Planet Fitness, Inc. will acquire control over Pla-Fit Holdings will be accounted for in these pro forma financial statements. Also, given that Planet Fitness will have a minority economic interest in Pla-Fit Holdings, LLC, please explain in the notes to the pro forma financial information the nature and terms of the agreements which will provide you with control over Pla-Fit Holdings, LLC, in order to consolidate this entity.

Response to Comment 20:

The Company advises the Staff that, in connection with the Reclassification, the operating agreement of Pla-Fit Holdings, LLC will be amended and restated to, among

Securities and Exchange Commission	-11-	May 5, 2015

other things, designate Planet Fitness, Inc. as the sole managing member of Pla-Fit Holdings, LLC. As sole managing member, Planet Fitness, Inc. will exclusively operate and control the business and affairs of Pla-Fit Holdings, LLC. Therefore, the agreement that provides Planet Fitness, Inc. with control over Pla-Fit Holdings, LLC is the Amended and Restated Limited Liability Company Agreement of Pla-Fit Holdings, LLC, which is referred to in the Registration Statement as the New LLC Agreement. In response to the Staff’s comment, the Company has revised the Registration Statement on page 57 to include disclosure to this effect.

Notes to unaudited pro forma consolidated balance sheet as of December 31, 2014, page 59

21.	Refer to balance sheet pro forma adjustments (2) and (3). Please include a table that presents the total number of shares of Class A common stock and Class B common stock to be issued to the Continuing LLC Owners and Direct TSG Owners, respectively, in the recapitalization transactions, and the number of Class A common stock to be issued in the IPO. In addition, please disclose the number of Holding Units to be held by you and those to be held by the Continuing LLC Owners in Pla-Fit Holdings, LLC.

Response to Comment 21:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 60 to provide the requested additional disclosures regarding Class A and Class B shares and Holdings Units.

22.	Refer to balance sheet pro forma adjustment (6). Please expand to disclose the amount of expense under the management services agreement with TSG recognized in the historical statement of operations for the year ended December 31, 2014, and explain why no separate adjustment has been made to the pro forma statement of operations, to the extent a revised or new agreement will be entered into, for the impact of any material difference had a new agreement been in place as of January 1, 2014. In addition, describe whether the pro forma balance sheet adjustment amount solely represents the termination fee of the management services agreement.

Response to Comment 22:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 60-61 to provide the requested additional disclosures regarding the management services agreement with TSG. The Company has also included adjustments in the unaudited pro forma consolidated statements of operations for the quarter ended March 31, 2015 and for the year ended December 31, 2014 to remove the amounts previously recorded within the Pla-Fit Holdings, LLC historical statements of operations as such amounts will not be incurred following this offering and the termination of the management services agreement.

Securities and Exchange Commission	-12-	May 5, 2015

Notes to unaudited pro forma consolidated statement of operations for the year ended December 31, 2014, page 62

23.	Refer to footnote (1) adjustment explanation. Please expand to explain why equity-based compensation expense will result when the Holding Units are issued to replace the Class M Units granted to employees of Pla-Fit Holdings, LLC. In this regard, explain whether this occurs in the recapitalization transactions separate from the IPO transaction, and why no similar equity-based compensation expense results from the exchange or replacement of the Class T Units and Class O Units. Further, since no historical compensation expense was previously recognized on the Class M Units that vested during 2014 due to a liquidity event not having occurred (see Note 16 on page F-36), please explain why a pro forma expense adjustment is now appropriate. Disclose how the equity-based compensation amount was determined, that is, what is the basis used to determine fair value of the awards that vest. Please also tell us why this adjustment amount has not been separately included in the Recapitalization transactions column on the pro forma statements of operations on page 61.

Response to Comment 23:

In response to the Staff’s comment, the Company has revised the registration statement on page 65 to provide additional disclosure regarding the pro forma adjustments related to the Class M Units. The Company advises the Staff that the adjustment for compensation expense is included in the offering column as the awards become eligible to receive distributions only upon the occurrence of a liquidity event. The offering will be a liquidity event under which the awards become eligible to receive distributions once other time based vesting conditions are met. The recapitalization transactions do not constitute a liquidity event under the terms of the awards and, as a result, the adjustment amount for compensation expense has not been separately included in the recapitalization transactions column.

24.	Please also expand footnote (1) adjustment explanation to include the relevant portions of three paragraphs under Equity-based compensation, on page 88 of MD&A, relating to the Class M Units. We note that eighty percent of the awards vest over five years of continuous service while the other twenty percent only vest in the event of an IPO, and that in connection with the recapitalization transactions, all of the Class M Units will be converted into Holding Units and will still be subject to their existing vesting requirements, as also described on page 121. The disclosure in the pro forma financial statements should provide additional details as to why this adjustment is appropriate.

Response to Comment 24:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 62 to provide the requested additional disclosures relating to the Class M Units.

Securities and Exchange Commission	-13-	May 5, 2015

25.	Please tell us how pro forma balance sheet footnote (4) adjustment relates to this pro forma statement of operations footnote (1) adjustment in terms of vesting under the 2013 Performance Incentive Plan and the Class M Units in connection with the offering.

Response to Comment 25:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 60 to provide additional disclosure to clarify that all amounts granted related to the cash-based Performance Incentive Plan will vest in connection with this offering and that no additional expense will be required in subsequent periods as well as to clarify that while certain expense related to the Class M Units will be recorded in connection with this offering, additional amounts will also be recorded in subsequent periods related to the vesting provisions of the Class M Unit awards.

26.	Refer to footnote (4) adjustment explanation. Please expand to explain the reason why upon consummation of the offering, the noncontrolling interests’ ownership in Pla-Fit Holdings will be diluted.

Response to Comment 26:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 62 to provide additional disclosure to clarify why the non-controlling interests will be diluted in connection with the offering.

Management’s discussion and analysis of financial condition and results of operations, page 68

Composition of revenues, expenses and cash flows, page 68

Cash Flows, page 69

27.	Refer to the third sentence in the first paragraph relating to royalties. Please further clarify what is meant by the statement that “Royalties are deducted from membership billings for our franchisee-owned stores.” In this regard, please explain the cash flows process of receiving royalties from your franchisees. Clarify if the franchisee is responsible for membership billings and collections relating to franchisee-owned stores. Reference is also made to the first sentence under Average royalty fee percentages for the franchisee-owned stores on page 74. Please describe whether Planet Fitness, Inc. has the centralized responsibility for maintaining membership records, annual and monthly billings, and collections for both corporate-owned and franchisee-owned stores, and is thereby able to use the various key measures, as discussed on page 71, for determining how your business is performing on both a corporate-owned and franchisee-owned basis.

Response to Comment 27:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 72 to further describe the membership billing process and collection of royalties.

Securities and Exchange Commission	-14-	May 5, 2015

Our Segments, page 69

28.	See your table presentations and discussions of operations for the December 31, 2012 combined basis period. Please revise to separately present and discuss the Predecessor and Successor audited stub periods for the year 2012. As the 2012 combined basis is a mathematical computation of two different stub periods with different basis of accounting, it does not represent your GAAP results of operations for a full year, as you appropriately describe in footnote (1) to Summary consolidated financial and other data. To the extent you choose to include this year end data in addition to the above requested GAAP data, please instead label it as unaudited supplemental pro forma financial information and provide a detailed description of the material adjustments made, and limit the presentation to revenue and operating costs. You should disclose why you believe such pro forma presentation is useful to both management and an investor. The pro forma financial information, if presented, should be prepared pursuant to Article 11 of Regulation S-X.

Response to Comment 28:

In response to the Staff’s comment, the Company has revised the table presentations and discussions throughout “Management’s discussion and analysis of financial condition and results of operations” in the Registration Statement to separately report this information for the Predecessor and Successor audited stub periods for 2012.

Same store sales, page 72

29.	We note you present in tabular format both quarterly and full year same store sales. Please further clarify your definition of same store sales base. In this regard, it appears you are indicating that a store, either corporate-owned or franchisee-owned, would have had to be open for at least 12 months and concurrently have had at least 12 monthly membership billings in one calendar year as compared to the same criteria for the prior calendar year. If so, please include this added disclosure, and if possible, disclose the number of corporate-owned and franchisee-owned stores that met this criteria for the years ended December 31, 2014, 2013, and the stub periods ended December 31, 2012 and November 7, 2012. Similarly, for the quarterly same store sales data, describe how you determine the quarter over quarter sales comparisons.

Response to Comment 29:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 78 to provide further clarity regarding its definition of same store sales and to disclose the number of corporate-owned, franchisee-owned and system-wide stores meeting this definition for the periods presented.

Securities and Exchange Commission	-15-	May 5, 2015

Net member growth per store, page 73

30.	Please include a discussion of your corporate-owned stores membership churn rate. In this regard, please discuss your membership renewal rate and your termination or forfeiture rate of memberships for each year. Clearly explain whether your membership growth and the increase in corporate-owned revenues are a result of membership retainment through renewals, new members joining existing locations, or by the expansion of corporate-owned stores in new geographic locations.

Response to Comment 30:

As discussed in response to Comment 10, the Company advises the Staff that the Company does not assess the performance of its business in terms of membership churn rate and respectfully submits that its membership churn rate is not material to an understanding of the Company’s business. The Company’s management instead refers to metrics such as same store sales, net new membership growth per store and the other measures described under the heading “How we assess the performance of our business” in the “Management’s discussion and analysis of financial condition and results of operations” section in managing the Company’s business and assessing its performance. The Company additionally advises that the Company primarily attributes its membership growth to the growth of the Company’s franchisee-owned store base and successfully executing on the Company’s strategy to provide a welcoming, non-intimidating, judgement-free environment to first-time and occasional gym users.

Non-GAAP financial measures, page 74

31.	Refer to the second paragraph. As Segment EBITDA is considered to be your primary profitability measure as used in your GAAP audited financial statements pursuant to ASC Topic 280-50-22 through 50-29, please clarify in this paragraph that such measure is not considered a supplemental financial measure. Refer to Question 104.01 of the C&DIs on Non-GAAP Financial Measures. In addition, please include in MD&A under results of operations, a discussion of the reconciling items in determining Segment EBITDA for each of your three business segments, pursuant to Question 104.02 of the C&DIs on Non-GAAP Financial Measures.

Response to Comment 31:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 80 to remove its discussion of Segment EBITDA as a non-GAAP financial measure. The Company has also included in MD&A under results of operations on pages 85, 86, 88, and 90 a discussion of the reconciling items in determining Segment EBITDA for each of the Company’s three business segments.

Securities and Exchange Commission	-16-	May 5, 2015

Letter from Chief Executive Officer Chris Rondeau, page 91

32.	Please disclose how you are able to have “minimal staffing” as noted in the third paragraph and also a sufficient number of staff to “offer unlimited free fitness instruction” as disclosed on page 1.

Response to Comment 32:

The Company advises the Staff that, as disclosed under “Our stores—Our format” in the “Business” section, unlike many traditional gyms, the Company’s stores do not include expensive add-ons such as pools, group exercise rooms, daycare facilities and juice bars that require additional maintenance expense and staffing. This streamlined offering allows the Company and its franchisees to operate their stores with minimal staffing, even while offering unlimited free fitness instruction in small groups through the Company’s PE@PF program. In response to the Staff’s comment, the Company has revised the Registration Statement on pages 1, 3, 71, 102 and 104 to disclose that the unlimited free fitness instruction is offered in small groups through the Company’s PE@PF program.

Business, page 92

Our Growth Strategy, page 96

33.	We note that your franchisees have signed ADAs to open more than 1,000 additional stores, including approximately 500 over the next three years. Please disclose when the ADAs specify that the remaining 500 stores will be opened.

Response to Comment 33:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 5 and 106 to disclose when the ADAs specify that the remaining 500 stores will be opened.

Membership, page 98

34.	Please briefly describe how corporate staff pay is structured based on cleanliness. We note your disclosure that your corporate staff is paid not based on commission but based on store cleanliness.

Response to Comment 34:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 108 to briefly describe how corporate staff pay is structured based on store cleanliness.

Securities and Exchange Commission	-17-	May 5, 2015

Our Stores, page 99

35.	Please revise to disclose the number and location of stores as of the most recent practicable date, indicating which stores are company stores and which stores are franchisees. In this regard, we note that as of December 31, 2014, it appears that you had only 1 store in Canada. However, on page 107 you disclose that you have “a limited number of stores” in Canada.

Response to Comment 35:

The Company advises the Staff that the Registration Statement has been revised throughout to present such information as of March 31, 2015, including as it relates to Canada.

Store Model, page 101

36.	We note your disclosure regarding the store-level profitability of your franchisees in 2013. Please disclose how you selected the 200 stores used for your calculations and tell us why you believe this information from 2013 still accurately represents current profitability levels.

Response to Comment 36:

The Company advises the Staff that the stores used for the referenced calculations represent the stores that voluntarily responded to the Company’s request for such information. The Company believes that this information reflects a representative sample of franchisees based on the franchisee groups and geographic areas represented by these stores. In response to the Staff’s comment, the Company has revised the Registration Statement on page 111 to disclose additional detail regarding the survey. The Company also advises the Staff that the Company believes the 2013 data is sufficiently current to accurately represent present profitability levels.

Financial Statements, page F-1

Pla-Fit Holdings, LLC and subsidiaries, page F-6

Consolidated Statements of Operations, page F-7

37.	Please tell us what consideration you gave to reporting costs and expenses applicable to each category of sales and revenues. Refer to Rule 5-03(b)(2) of Regulation S-X.

Response to Comment 37:

The Company advises the Staff that it has considered Rule 5-03(b)(2) of Regulation S-X in the preparation of its consolidated financial statements and related footnotes. Specifically, as disclosed in the consolidated financial statements, the Company has three

Securities and Exchange Commission	-18-	May 5, 2015

primary revenue streams: Franchise; Corporate-owned stores; and Equipment. As described in more detail in footnote 2(e) to the consolidated financial statements, the Company’s Franchise revenues relate to revenue from services related to its franchise operations. Corporate-owned stores revenue relates to revenue from transactions with members of its corporate-owned stores and Equipment revenue relates to product sales of equipment to franchisees. In accordance with Rule 5-03(b)(2) and as disclosed in footnote 2(g) to the consolidated financial statements, cost of revenue presented in the consolidated financial statements includes all costs of tangible goods sold. As disclosed in footnote 2(h) to the consolidated financial statements, store operations consists of all direct costs incurred related to operating corporate-owned stores, which aligns directly with the Company’s Corporate-owned store revenue with the exception of costs of retail sales, which are included within cost of revenue and are immaterial. All costs related to the Company’s franchisee support functions are included within selling, general and administrative expenses. The Company believes that through its presentation and disclosure of revenue and expenses it has materially complied with the requirements of Rule 5-03(b)(2) of Regulation S-X.

Note 2. Summary of significant accounting policies, page F-12

(e) Revenue recognition, page F-14

38.	For membership dues revenue for corporate-owned stores, please revise to clarify how membership dues are recognized over the membership term, for example on a straight-line basis or some other method.

Response to Comment 38:

In response to the Staff’s comment, the Company has revised the Registration Statement on page F-17 to clarify that membership dues are recognized over the membership term on a straight-line basis.

Note 19. Segments, page F-39

39.	Please quantify for us the amounts of depreciation and amortization for corporate-owned stores for each period presented in the tables on page F-41.

Response to Comment 39:

The Company advises the Staff that the depreciation and amortization for corporate-owned stores for each period presented is provided in the reconciliation of income from operations to Segment EBITDA on page 75 under the heading “Our segments” in the “Management’s discussion and analysis of financial condition and results of operations” section. As noted in response to Comment 28, the Company has revised the tables in the Registration Statement on page 75 to separately report this information for the Predecessor and Successor audited stub periods for 2012.

Securities and Exchange Commission	-19-	May 5, 2015

40.	Please revise to report the revenues from external customers for each product and service or each group of similar products and services. For example, we note you earn revenues from the sale of equipment, service revenues from the installation of equipment, revenues from corporate-owned membership fees, royalties and franchise fees from franchisees, vendor commissions, and retail sales from corporate-owned stores. Refer to ASC 280-10-50-40.

Response to Comment 40:

The Company acknowledges the Staff’s comment and advises that the guidance and requirements within ASC 280-10-50-40 were considered in preparing the related financial statement disclosures. Specifically, the Company’s operating and reportable segments are organized and managed on the basis of the products and services provided by each segment to its external customers. As described in more detail in note 2(e), the Company’s Franchise segment earns all of its revenue from services related to its franchise operations. Certain amounts of Franchise segment revenue are collected from the Company’s franchisees while other amounts are collected from other third parties; however, all amounts are considered to be related in nature as they relate to the Company’s services provided to and in support of its franchisees. The Corporate-owned stores segment earns all of its revenue from transactions with members of its corporate-owned stores. The majority of revenue within the Company’s corporate-owned stores segment is from dues and fees collected from members, all of which are considered to be related in nature. The Corporate-owned stores segment also includes immaterial amounts related to retail product sales made to members within the Company’s corporate-owned stores. The Company does not believe separate disclosure of retail product sales is appropriate due to the immaterial amounts involved. Finally, the Company’s Equipment segment earns all of its revenue from product sales of equipment to franchisees. Based on the foregoing, the Company believes that the composition of revenue within each reportable segment is similar in nature such that further disclosure is not required by ASC 280-10-50-40.

We hope that the foregoing has been responsive to the Staff’s comments. If you have any questions or comments about this letter or need any further information, please call the undersigned at (617) 951-7473 or Thomas J. Fraser of our offices at (617) 951-7063.

Very truly yours,

/s/ David A. Fine

David A. Fine

cc:	Chris Rondeau (Planet Fitness, Inc.)
Dorvin Lively (Planet Fitness, Inc.)
D. Rhett Brandon (Simpson Thacher & Bartlett LLP)
John C. Ericson (Simpson Thacher & Bartlett LLP)